11. ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivables [abstract]
Description of payment from state of minas gerais	12 consecutive monthly installments
Amounts received from minas gerais state government	R$ 130	R$ 148
Remaining amounts receivable from recognized in non current assets	R$ 12	R$ 115